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(VEDDER PRICE LOGO)    VEDDER PRICE, KAUFMAN & KAMMHOLZ. P.C.
                       222 NORTH LASALLE STREET
                       CHICAGO, ILLINOIS 60601
                       312-609-7500
                       FACSIMILE: 312-609-5005

                       OFFICE IN CHICAGO, NEW YORK CITY AND ROSELAND, NEW JERSEY

                                        October 10, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:  ABN AMRO Funds
     Post-Effective Amendment No. 71 under the Securities Act of 1933 and Amendment No. 73 under Investment Company Act of 1940
     File Nos. 33-68666 and 811-8004

To the Commission:

     On behalf of ABN AMRO Funds (the "Trust"), we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), the Trust's Post-Effective Amendment No. 71 under the 1933 Act to its Registration Statement on Form N-1A (Post-Effective Amendment No. 73 under the 1940 Act).

     This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(2) under the 1933 Act for the purposes of adding two new series of the Trust. We intend for this Amendment to become effective on December 26, 2006.

     If you have any questions or comments concerning this filing, please contact either Teresa Hamlin at (617) 338-4340 or Aaron Remorenko at (617) 338-4426 of PFPC Inc.

                                        Very truly yours,


                                        /s/ Deborah B. Eades
                                        ----------------------------------------
                                        Deborah B. Eades

Enclosures

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